15. STOCK OPTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Options to purchase common stock under 2011 Stock Incentive Plan	17,572,583		15,473,398
Average exercise price under 2011 Stock Incentive Plan	$ 0.453		$ 0.326
Compensation expense	$ 263,145	$ 7,334	$ 50,899	$ 37,848
Unrecognized compensation costs	$ 1,606,089
Period for recognition	4 years 8 months 8 days
Exercisable at end of period	17,572,583
Stock options granted	2,462,185
Aggregate intrinsic value	$ 535,300
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	2,282,668		534,736
Average exercise price under 2011 Stock Incentive Plan	$ 1.757		$ 1.698